Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$332,554,953

Total Investments (Cost — $273,582,590) — 100.1%	332,554,953

Liabilities in Excess of Other Assets — (0.1)%	(230,541)

Net Assets — 100.0%	$332,324,412

BlackRock LifePath Dynamic 2030 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $332,554,953 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 96.2%

Equity Funds — 62.8%
Active Stock Master Portfolio	$124,002,701	$124,002,701
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,910,472	19,907,123
BlackRock Tactical Opportunities Fund — Class K	723,168	10,023,108
International Tilts Master Portfolio	$36,868,678	36,868,678
iShares Edge MSCI Multifactor International ETF	230,224	6,061,798
iShares Edge MSCI Multifactor USA ETF	137,510	4,266,935
iShares MSCI EAFE Small-Cap ETF(b)	132,778	7,626,768

		208,757,111

Fixed Income Funds — 29.4%
CoreAlpha Bond Master Portfolio	$69,383,344	69,383,344
iShares TIPS Bond ETF	136,615	15,447,171
Master Total Return Portfolio	$12,819,826	12,819,826

		97,650,341

Short-Term Securities — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)	8,480,993	8,484,385
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	4,786,064	4,786,064

		13,270,449

Total Affiliated Investment Companies — 96.2% (Cost — $294,527,046)		319,677,901

Common Stocks — 6.6%

Capital Markets — 0.0%
Centuria Capital Group	45,200	44,932

Equity Real Estate Investment Trusts (REITs) — 4.9%
Activia Properties, Inc.	57	236,795
Alexandria Real Estate Equities, Inc.	3,656	521,199
alstria office REIT-AG	8,946	145,607
American Homes 4 Rent, Class A	8,187	186,009
Ascendas Real Estate Investment Trust	142,300	305,857
Assura PLC	176,285	131,792
AvalonBay Communities, Inc.	3,469	696,332
Big Yellow Group PLC	12,578	162,522
Boston Properties, Inc.	4,518	604,870
Canadian Apartment Properties REIT	6,521	250,671
Capital & Regional PLC	269,048	89,182
CareTrust REIT, Inc.	26,405	619,461
Comforia Residential REIT, Inc.	51	139,721
Crown Castle International Corp.	859	109,952
CyrusOne, Inc.	4,691	245,996
Daiwa House REIT Investment Corp.	133	295,046

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	2,927	$122,950
Douglas Emmett, Inc.	2,730	110,347
EPR Properties	5,693	437,792
Equinix, Inc.(b)	353	159,965
Equity Residential(b)	5,727	431,358
Extra Space Storage, Inc.	3,967	404,277
Federal Realty Investment Trust	2,185	301,202
Gecina SA	1,409	208,431
GLP J-REIT	156	167,077
Highwoods Properties, Inc.	4,996	233,713
Host Hotels & Resorts, Inc.	30,556	577,508
Hudson Pacific Properties, Inc.	4,809	165,526
Hulic REIT, Inc.	88	149,955
Ichigo Office REIT Investment	123	117,862
Invincible Investment Corp.	308	150,720
Invitation Homes, Inc.(b)	6,339	154,228
Japan Rental Housing Investments, Inc.	157	125,007
Kenedix Office Investment Corp.	37	256,882
Land Securities Group PLC	5,173	61,589
Link REIT	39,000	456,599
Mitsui Fudosan Logistics Park, Inc.	47	150,438
Prologis, Inc.	10,852	780,801
PRS REIT PLC(b)	84,901	109,031
Regency Centers Corp.	5,953	401,768
Rexford Industrial Realty, Inc.	11,220	401,788
RioCan Real Estate Investment Trust	18,238	361,253
Scentre Group	129,155	377,015
Segro PLC	32,649	286,595
Simon Property Group, Inc.	5,297	965,166
SL Green Realty Corp.	1,181	106,195
Spirit Realty Capital, Inc.	7,712	306,398
STAG Industrial, Inc.	3,598	106,681
Stockland	20,220	55,307
Sun Communities, Inc.(b)	3,757	445,280
UDR, Inc.	10,010	455,055
Unibail-Rodamco-Westfield	2,922	479,011
Ventas, Inc.	7,895	503,780
VEREIT, Inc.	25,646	214,657
VICI Properties, Inc.	12,489	273,259
Welltower, Inc.	1,361	105,614

		16,419,092

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,277	106,131

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	856	$107,077

		213,208

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	103,641	102,657

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	36,618	164,458

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)(b)	4,979	177,700

Real Estate Management & Development — 1.4%
Aedas Homes SAU(a)(e)	4,141	105,612
Aveo Group	18,687	26,161
Castellum AB	8,591	166,712
China Vanke Co. Ltd., Class H	67,410	283,722
City Developments Ltd.	17,500	117,118
CK Asset Holdings Ltd.	52,500	467,554
Deutsche Wohnen SE	3,479	168,819
Entra ASA(e)	12,187	184,064
Fabege AB	3,974	57,755
Godewind Immobilien AG(a)(b)(e)	29,291	121,949
Grainger PLC	43,326	133,513

Security	Shares	Value

Real Estate Management & Development (continued)
Inmobiliaria Colonial Socimi SA	20,545	$211,335
LEG Immobilien AG	2,603	319,872
Lend Lease Group	5,102	44,894
Mega Manunggal Property Tbk PT(a)	4,916,800	156,787
Mitsubishi Estate Co. Ltd.	16,300	295,762
Mitsui Fudosan Co. Ltd.	18,300	461,005
Sumitomo Realty & Development Co. Ltd.	2,600	107,875
Sun Hung Kai Properties Ltd.	20,000	343,814
Swire Properties Ltd.	28,600	123,091
Tokyu Fudosan Holdings Corp.	19,704	118,078
Vonovia SE	10,475	543,606
Wharf Real Estate Investment Co. Ltd.	33,000	245,939

		4,805,037

Road & Rail — 0.0%
MTR Corp. Ltd.	19,000	117,722

Total Long-Term Investments — 6.6% (Cost — $19,557,976)		22,044,806

Total Investments — 102.8% (Cost — $314,085,022)		341,722,707

Liabilities in Excess of Other Assets — (2.8)%		(9,154,622)

Net Assets — 100.0%		$332,568,085

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$116,921,680	$7,081,021	(b)	$—	$124,002,701	$124,002,701	$467,263		$229,415	$16,517,018
BlackRock Advantage Emerging Markets Fund — Class K	1,841,392	153,874		(84,794)	1,910,472	19,907,123	—		(71,008)	1,764,099
BlackRock Cash Funds: Institutional, SL Agency Shares	7,025,957	1,455,036	(b)	—	8,480,993	8,484,385	7,739	(c)	2,770	1,370
BlackRock Cash Funds: Treasury, SL Agency Shares	927,237	3,858,827	(b)	—	4,786,064	4,786,064	28,187		—	—
BlackRock Tactical Opportunities Fund — Class K	745,753	24,130		(46,715)	723,168	10,023,108	—		15,524	146,946
CoreAlpha Bond Master Portfolio	$64,489,702	$4,893,642	(b)	$—	$69,383,344	69,383,344	543,506		448,218	2,056,953
International Tilts Master Portfolio	$33,994,754	$2,873,924	(b)	$—	$36,868,678	36,868,678	302,524		(66,707)	4,718,105
Master Total Return Portfolio	$10,741,999	$2,077,827	(b)	$—	$12,819,826	12,819,826	—		—	624,820
iShares Edge MSCI Multifactor International ETF	278,178	—		(47,954)	230,224	6,061,798	—		29,233	675,346
iShares Edge MSCI Multifactor USA ETF	142,679	16,341		(21,510)	137,510	4,266,935	15,776		11,685	435,473
iShares MSCI EAFE Small-Cap ETF	132,778	—		—	132,778	7,626,768	—		—	746,212
iShares TIPS Bond ETF	120,087	17,702		(1,174)	136,615	15,447,171	—		(3,193)	449,270

						$319,677,901	$1,364,995		$595,937	$28,135,612

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	79	06/19/19	$9,813	$137,184
U.S. Treasury Ultra Bond	105	06/19/19	17,640	657,724
S&P/TSX 60 Index	34	06/20/19	4,870	36,198
E-Mini MSCI EAFE Index	22	06/21/19	2,053	2,167
Russell 2000 E-Mini Index	112	06/21/19	8,645	66,541
S&P 500 E-Mini Index	27	06/21/19	3,831	89,752

				$989,566

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	18,000	USD	12,776	Citibank N.A.	04/15/19	$8
AUD	55,000	USD	38,935	State Street Bank and Trust Co.	04/15/19	128
AUD	185,000	USD	130,329	State Street Bank and Trust Co.	04/15/19	1,065
ILS	119,000	USD	32,726	Goldman Sachs International	04/15/19	62
USD	122,406	AUD	170,000	Citibank N.A.	04/15/19	1,666
USD	12,230	AUD	17,000	Deutsche Bank AG	04/15/19	156
USD	24,864	AUD	35,000	Deutsche Bank AG	04/15/19	6
USD	90,922	AUD	126,000	JPMorgan Chase Bank N.A.	04/15/19	1,432
USD	90,658	CAD	121,000	Royal Bank of Canada	04/15/19	80
USD	8,308	CAD	11,000	State Street Bank and Trust Co.	04/15/19	73
USD	9,172	CHF	9,000	Barclays Bank PLC	04/15/19	123
USD	17,111	CHF	17,000	State Street Bank and Trust Co.	04/15/19	18
USD	30,642	EUR	27,000	BNP Paribas S.A.	04/15/19	321
USD	26,227	EUR	23,000	Citibank N.A.	04/15/19	398
USD	88,506	EUR	77,000	Goldman Sachs International	04/15/19	2,036
USD	318,320	EUR	283,000	Royal Bank of Canada	04/15/19	514
USD	19,412	EUR	17,000	State Street Bank and Trust Co.	04/15/19	321
USD	181,006	EUR	157,000	State Street Bank and Trust Co.	04/15/19	4,696
USD	53,868	GBP	41,000	Nomura International PLC	04/15/19	433
USD	125,527	GBP	96,000	State Street Bank and Trust Co.	04/15/19	409
USD	92,698	HKD	725,000	Barclays Bank PLC	04/15/19	303
USD	10,205	HKD	80,000	Citibank N.A.	04/15/19	10
USD	256,292	HKD	2,011,000	Citibank N.A.	04/15/19	8
USD	38,351	HKD	300,000	Deutsche Bank AG	04/15/19	119

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,740	HKD	491,000	Deutsche Bank AG	04/15/19	$167
USD	10,333	HKD	81,000	State Street Bank and Trust Co.	04/15/19	10
USD	173,662	IDR	2,474,683,000	State Street Bank and Trust Co.	04/15/19	398
USD	25,408	JPY	2,802,000	Bank of America N.A.	04/15/19	98
USD	55,973	JPY	6,047,000	Goldman Sachs International	04/15/19	1,351
USD	24,385	JPY	2,693,000	State Street Bank and Trust Co.	04/15/19	60
USD	16,276	NOK	140,000	Nomura International PLC	04/15/19	36
USD	10,889	NOK	93,000	Royal Bank of Canada	04/15/19	101
USD	231,850	NOK	1,970,000	State Street Bank and Trust Co.	04/15/19	3,323
USD	37,300	SEK	345,000	Citibank N.A.	04/15/19	156
USD	20,406	SEK	182,000	Goldman Sachs International	04/15/19	811
USD	21,952	SEK	203,000	State Street Bank and Trust Co.	04/15/19	97
USD	8,140	SGD	11,000	Goldman Sachs International	04/15/19	21
USD	28,800	SGD	39,000	Goldman Sachs International	04/15/19	16
USD	45,792	SGD	62,000	State Street Bank and Trust Co.	04/15/19	32
AUD	20,020,609	USD	14,087,562	Deutsche Bank AG	06/19/19	148,660
CAD	7,325,738	USD	5,456,764	Bank of America N.A.	06/19/19	35,767
JPY	171,366,452	USD	1,553,411	Bank of America N.A.	06/19/19	2,197
USD	5,002,845	EUR	4,422,252	Nomura International PLC	06/19/19	9,488

						217,174

AUD	45,000	USD	32,253	State Street Bank and Trust Co.	04/15/19	(292)
AUD	59,000	USD	41,992	State Street Bank and Trust Co.	04/15/19	(88)
AUD	491,000	USD	353,836	State Street Bank and Trust Co.	04/15/19	(5,107)
CAD	17,000	USD	12,730	Bank of America N.A.	04/15/19	(5)
CAD	20,000	USD	15,073	Goldman Sachs International	04/15/19	(101)
CHF	240,000	USD	246,782	Royal Bank of Canada	04/15/19	(5,459)
EUR	3,000	USD	3,470	BNP Paribas S.A.	04/15/19	(101)
EUR	3,000	USD	3,440	Nomura International PLC	04/15/19	(71)
EUR	25,000	USD	28,435	Nomura International PLC	04/15/19	(360)
EUR	8,000	USD	9,133	Standard Chartered Bank	04/15/19	(149)
GBP	150,000	USD	199,313	JPMorgan Chase Bank N.A.	04/15/19	(3,816)
GBP	1,000	USD	1,325	Nomura International PLC	04/15/19	(21)
HKD	496,000	USD	63,382	Barclays Bank PLC	04/15/19	(172)
HKD	29,000	USD	3,697	Citibank N.A.	04/15/19	(1)
HKD	504,000	USD	64,423	Citibank N.A.	04/15/19	(192)
HKD	802,000	USD	102,404	Standard Chartered Bank	04/15/19	(196)
HKD	117,000	USD	14,919	State Street Bank and Trust Co.	04/15/19	(8)
JPY	5,644,000	USD	52,150	Bank of America N.A.	04/15/19	(1,169)
JPY	4,070,000	USD	36,793	Citibank N.A.	04/15/19	(30)
JPY	15,079,000	USD	140,280	Goldman Sachs International	04/15/19	(4,074)
JPY	443,000	USD	4,002	JPMorgan Chase Bank N.A.	04/15/19	(1)
JPY	2,715,000	USD	24,691	Nomura International PLC	04/15/19	(167)
JPY	3,673,000	USD	33,291	Nomura International PLC	04/15/19	(113)
NOK	507,000	USD	59,312	Bank of America N.A.	04/15/19	(499)
NOK	96,000	USD	11,256	State Street Bank and Trust Co.	04/15/19	(120)
NZD	38,000	USD	25,977	State Street Bank and Trust Co.	04/15/19	(93)
SEK	423,000	USD	47,183	JPMorgan Chase Bank N.A.	04/15/19	(1,642)
SEK	362,000	USD	40,229	Standard Chartered Bank	04/15/19	(1,256)
SEK	724,000	USD	81,538	Standard Chartered Bank	04/15/19	(3,591)
SEK	80,000	USD	8,690	State Street Bank and Trust Co.	04/15/19	(77)
SGD	118,000	USD	87,376	Barclays Bank PLC	04/15/19	(285)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	6,000	USD	4,440	State Street Bank and Trust Co.	04/15/19	$(12)
SGD	13,000	USD	9,620	State Street Bank and Trust Co.	04/15/19	(26)
SGD	92,000	USD	67,944	State Street Bank and Trust Co.	04/15/19	(43)
USD	112,132	AUD	158,000	Nomura International PLC	04/15/19	(86)
USD	27,139	GBP	21,000	Barclays Bank PLC	04/15/19	(230)
USD	67,304	GBP	52,000	State Street Bank and Trust Co.	04/15/19	(468)
USD	98,187	GBP	76,000	State Street Bank and Trust Co.	04/15/19	(864)
USD	32,956	JPY	3,658,000	Bank of America N.A.	04/15/19	(86)
USD	7,419	JPY	828,000	Goldman Sachs International	04/15/19	(60)
USD	38,902	JPY	4,318,000	Goldman Sachs International	04/15/19	(102)
USD	345,997	JPY	38,572,000	Goldman Sachs International	04/15/19	(2,417)
USD	62,863	JPY	7,009,000	Nomura International PLC	04/15/19	(448)
USD	40,605	JPY	4,522,000	State Street Bank and Trust Co.	04/15/19	(242)
USD	340,609	JPY	37,711,000	State Street Bank and Trust Co.	04/15/19	(28)
EUR	13,262,038	USD	15,003,317	Bank of America N.A.	06/19/19	(28,574)
USD	5,329,381	AUD	7,574,393	Bank of America N.A.	06/19/19	(56,606)
USD	3,575,366	CAD	4,800,000	Nomura International PLC	06/19/19	(23,472)
USD	3,821,221	JPY	421,544,830	Bank of America N.A.	06/19/19	(5,425)

						(148,445)

						$68,729

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2030 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$47,885,732	$—	$—	$47,885,732
Fixed Income Fund	15,447,171	—	—	15,447,171
Short-Term Securities	13,270,449	—	—	13,270,449
Common Stocks:
Capital Markets	44,932	—	—	44,932
Equity Real Estate Investment Trusts (REITs)	12,732,056	3,687,036	—	16,419,092
Hotels, Restaurants & Leisure	213,208	—	—	213,208
Household Durables	102,657	—	—	102,657
IT Services	177,700	—	—	177,700
Interactive Media & Services	—	164,458	—	164,458
Real Estate Management & Development	255,462	4,549,575	—	4,805,037
Road & Rail	—	117,722	—	117,722

	$90,129,367	$8,518,791	$—	$98,648,158

Investments Valued at Net Asset Value (“NAV”)(a)				243,074,549

				$341,722,707

Derivative Financial Instruments(b)
Assets:
Equity contracts	$194,658	$—	$—	$194,658
Forward foreign currency contracts	—	217,174	—	217,174
Interest rate contracts	794,908	—	—	794,908
Liabilities:
Forward foreign currency contracts	—	(148,445)	—	(148,445)

	$989,566	$68,729	$—	$1,058,295

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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